Acquisitions - Franchisee/Stores - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 23, 2018
Business Acquisition [Line Items]
Inventory			$ 260			$ 28
Property & equipment			8,520			1,126
Net tangible and identifiable intangible assets acquired			117,345			892
Goodwill	$ 123,367	$ 119,542	$ 119,542		$ 398	397
Net assets acquired						$ 1,289
Franchisee/Stores [Member]
Business Acquisition [Line Items]
Inventory				$ 15
Property & equipment				250
Net tangible and identifiable intangible assets acquired				265
Goodwill				985
Net assets acquired				$ 1,250